35 Related-party transactions (Details Narrative) $ in Millions, $ in Millions			12 Months Ended
	Dec. 31, 2021 ARS ($)	Oct. 30, 2020	Dec. 31, 2020 ARS ($)	Dec. 31, 2020 USD ($)
SACDE [member]
Disclosure of transactions between related parties [line items]
Operating cost			$ 102.0
Origenes Seguros de Vida [Member]
Disclosure of transactions between related parties [line items]
Operating cost			27.0
Fidus Sociedad de Garantia Reciproca [Member]
Disclosure of transactions between related parties [line items]
Fund contribution in capacity as protector partner			25.0
Pampa Energia S.A. [Member] | Technical advisory agreement [member]
Disclosure of transactions between related parties [line items]
Description of Maturity terms		Five years to commence as from September 19, 2020.
Maturity Terms		2025
Pampa Energia S.A. [Member] | USD
Disclosure of transactions between related parties [line items]
Payment for annual advisory services				$ 2.5
CREAURBAN S.A. [member]
Disclosure of transactions between related parties [line items]
Down payment			$ 26.5
CREAURBAN S.A. [member] | Event of reclassification of financial assets [member]
Disclosure of transactions between related parties [line items]
Total values of the aforementioned work	$ 349.3